Quarterly Report
May 31, 2019
MFS®  Diversified Income Fund

Portfolio of Investments
5/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 40.0%
Asset-Backed & Securitized – 1.3%
A Voce CLO Ltd., 2014-1A, “A1R”, FLR, 3.757% (LIBOR - 3mo. + 1.16%), 7/15/2026 (n)	$2,742,360	$2,745,550
ALM Loan Funding, 2015-12A, “A1R2”, FLR , 3.491% (LIBOR - 3mo. + 0.89%), 4/16/2027 (z)	1,782,703	1,781,812
Chesapeake Funding II LLC, 2018-1A, “A1”, 3.04%, 4/15/2030 (n)	1,582,450	1,593,934
Chesapeake Funding II LLC, 2018-3A, “A1”, 3.39%, 1/15/2031 (n)	2,800,000	2,842,244
Citigroup Commercial Mortgage Trust, 2015-GC27, “A5”, 3.137%, 2/10/2048	2,850,000	2,911,736
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	2,574,000	2,650,429
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	1,800,000	1,909,146
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	58,835	61,086
DLL Securitization Trust, 2019-DA1, “A2”, 2.79%, 11/22/2021 (n)	2,770,000	2,777,125
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 3.617% (LIBOR - 3mo. + 1.02%), 4/15/2031 (n)	2,267,245	2,252,054
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	1,750,000	1,812,577
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048	1,888,516	1,967,309
Loomis, Sayles & Co., CLO, “A2”, FLR, 3.997% (LIBOR - 3mo. + 1.4%), 4/15/2028 (n)	2,261,785	2,244,604
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 4.092% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	2,390,920	2,368,218
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	700,873	731,845
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 1.036%, 12/15/2051 (i)	10,102,331	667,269
Oaktree CLO Ltd., 2014-2A, “A1BR”, 2.953%, 10/20/2026 (n)	1,847,257	1,844,416
Symphony CLO Ltd., 2016-17A, “BR”, FLR, 3.797% (LIBOR - 3mo. + 1.2%), 4/15/2028 (n)	2,026,203	2,017,261
TICP CLO Ltd., FLR, 3.431% (LIBOR - 3mo. + 0.8%), 4/20/2028 (n)	3,317,451	3,298,389
UBS Commercial Mortgage Trust, 2017-C1, “A4”, 3.544%, 11/15/2050	1,505,000	1,572,924
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	1,516,848	1,581,571
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048	1,258,254	1,288,257
Wells Fargo Commercial Mortgage Trust, 2016-LC25, “A4”, 3.64%, 12/15/2059	2,500,000	2,629,042
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 1.126%, 1/15/2052 (i)(n)	5,964,504	437,138
West CLO Ltd. 2013-1A, “A1AR”, FLR, 3.725% (LIBOR - 3mo. + 1.16%), 11/07/2025 (n)	129,129	129,108
		$46,115,044
Cable TV – 0.1%
VTR Finance B.V., 6.875%, 1/15/2024 (n)	$3,818,000	$3,913,450
Chemicals – 0.2%
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)	$680,000	$683,400
Consolidated Energy Finance S.A., 6.875%, 6/15/2025	1,855,000	1,864,275
Eurochem Finance DAC, 5.5%, 3/13/2024 (n)	2,069,000	2,129,787
Sherwin Williams Co., 2.75%, 6/01/2022	1,564,000	1,560,702
Sociedad Quimica y Minera de Chile S.A., 4.25%, 5/07/2029 (n)	2,014,000	2,036,154
		$8,274,318
Computer Software – 0.0%
Microsoft Corp., 3.125%, 11/03/2025	$476,000	$492,512
Conglomerates – 0.2%
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)	$5,300,000	$5,175,503
United Technologies Corp., 3.95%, 8/16/2025	1,000,000	1,055,158
		$6,230,661
Consumer Products – 0.1%
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	$1,734,000	$1,720,755
Consumer Services – 0.1%
Alibaba Group Holding Ltd., 3.4%, 12/06/2027	$3,224,000	$3,183,124

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Containers – 0.1%
San Miguel Industrias PET S.A., 4.5%, 9/18/2022 (n)		$2,724,000	$2,756,007
San Miguel Industrias PET S.A., 4.5%, 9/18/2022		1,606,000	1,624,870
			$4,380,877
Emerging Market Quasi-Sovereign – 4.1%
Abu Dhabi Crude Oil Pipeline, 3.65%, 11/02/2029 (n)		$802,000	$821,930
Abu Dhabi Crude Oil Pipeline, 3.65%, 11/02/2029		2,045,000	2,095,818
Abu Dhabi Crude Oil Pipeline, 4.6%, 11/02/2047 (n)		3,245,000	3,432,236
Abu Dhabi Crude Oil Pipeline, 4.6%, 11/02/2047		1,641,000	1,735,686
Aeropuerto Internacional de Tocumen S.A., 6%, 11/18/2048 (n)		2,833,000	3,214,038
Autoridad del Canal de Panama, 4.95%, 7/29/2035 (n)		281,000	307,347
Autoridad del Canal de Panama, 4.95%, 7/29/2035		1,220,000	1,334,387
Banco do Brasil S.A. (Cayman Branch), 9.25%, 4/15/2023		433,000	471,433
Banco do Brasil S.A. (Cayman Branch), 4.625%, 1/15/2025		2,728,000	2,759,918
Corporacion Nacional del Cobre de Chile, 4.375%, 2/05/2049 (n)		2,000,000	2,051,100
Development Bank of Kazakhstan, 4.125%, 12/10/2022		1,663,000	1,676,973
Empresa de Transmision Electrica S.A., 5.125%, 5/02/2049 (n)		1,694,000	1,748,547
Empresa Nacional del Petroleo, 4.375%, 10/30/2024 (n)		2,469,000	2,559,888
Empresa Nacional del Petroleo, 5.25%, 11/06/2029 (n)		1,233,000	1,355,132
Equate Petrochemical B.V., 4.25%, 11/03/2026		3,292,000	3,358,630
Eskom Holdings SOC Ltd., 6.35%, 8/10/2028 (n)		2,885,000	3,013,325
Eskom Holdings SOC Ltd., 8.45%, 8/10/2028 (n)		1,043,000	1,141,762
Export-Import Bank of India, 3.875%, 2/01/2028 (n)		10,026,000	10,096,332
Kazakhstan Temir Zholy Finance B.V., 4.85%, 11/17/2027 (n)		6,560,000	6,822,400
KazMunayGas National Co., JSC, 5.375%, 4/24/2030 (n)		6,669,000	7,178,512
KazMunayGas National Co., JSC, 5.375%, 4/24/2030		3,453,000	3,716,809
KazMunayGas National Co., JSC, 6.375%, 10/24/2048		3,652,000	4,123,765
KazTransGas JSC, 4.375%, 9/26/2027		1,707,000	1,701,859
Lima Metro Line 2 Finance Ltd., 5.875%, 7/05/2034		4,620,000	4,920,300
Magyar Export-Import Bank PLC, 4%, 1/30/2020		2,518,000	2,533,108
NTPC Ltd., 7.375%, 8/10/2021	INR	120,000,000	1,684,917
NTPC Ltd., 7.25%, 5/03/2022		90,000,000	1,263,715
NTPC Ltd., 4.375%, 11/26/2024		$5,157,000	5,347,805
OCP S.A., 6.875%, 4/25/2044		2,448,000	2,731,234
Office Cherifien des Phosphates, 6.875%, 4/25/2044 (n)		2,519,000	2,810,448
Petroamazonas, 4.625%, 11/06/2020 (n)		302,000	296,413
Petrobras Global Finance B.V., 5.75%, 2/01/2029		4,747,000	4,789,011
Petrobras Global Finance B.V., 6.9%, 3/19/2049		1,534,000	1,532,466
Petroleos del Peru S.A., 4.75%, 6/19/2032 (n)		4,117,000	4,245,656
Petroleos del Peru S.A., 5.625%, 6/19/2047 (n)		379,000	406,004
Petroleos del Peru S.A., 5.625%, 6/19/2047		4,758,000	5,097,007
Petroleos Mexicanos, 6.75%, 9/21/2047		5,319,000	4,807,844
PT Indonesia Asahan Aluminium (Persero), 5.71%, 11/15/2023 (n)		1,120,000	1,205,556
PT Perusahaan Listrik Negara, 6.15%, 5/21/2048 (n)		1,317,000	1,457,756
REC Ltd., 3.875%, 7/07/2027		4,596,000	4,430,369
Saudi Arabian Oil Co., 4.25%, 4/16/2039 (n)		1,887,000	1,881,815
Southern Gas Corridor CJSC, 6.875%, 3/24/2026 (n)		8,595,000	9,787,419
State Bank of India (London), 4.375%, 1/24/2024		1,646,000	1,704,614
State Grid Overseas Investment (2016) Ltd., 3.5%, 5/04/2027 (n)		3,774,000	3,818,204
State Grid Overseas Investment (2016) Ltd., 3.5%, 5/04/2027		7,145,000	7,228,688
State Oil Company of the Azerbaijan Republic, 4.75%, 3/13/2023		3,933,000	4,026,566
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		3,267,000	3,755,743
			$148,480,485
Emerging Market Sovereign – 10.4%
Arab Republic of Egypt, 6.125%, 1/31/2022 (n)		$2,754,000	$2,783,688
Arab Republic of Egypt, 6.125%, 1/31/2022		8,324,000	8,413,733
Arab Republic of Egypt, 5.577%, 2/21/2023 (n)		3,045,000	3,016,681
Arab Republic of Egypt, 5.875%, 6/11/2025		2,005,000	1,943,767

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Arab Republic of Egypt, 7.5%, 1/31/2027		$1,900,000	$1,931,019
Arab Republic of Egypt, 6.588%, 2/21/2028 (n)		4,360,000	4,147,659
Arab Republic of Egypt, 7.6%, 3/01/2029 (n)		2,792,000	2,786,863
Arab Republic of Egypt, 8.5%, 1/31/2047		640,000	628,563
Arab Republic of Egypt, 8.7%, 3/01/2049 (n)		2,692,000	2,681,673
Dominican Republic, 5.5%, 1/27/2025 (n)		1,211,000	1,259,452
Dominican Republic, 6.875%, 1/29/2026		5,450,000	6,027,046
Dominican Republic, 5.95%, 1/25/2027		3,057,000	3,222,109
Dominican Republic, 6%, 7/19/2028 (n)		5,087,000	5,360,782
Dominican Republic, 6.5%, 2/15/2048 (n)		4,694,000	4,752,722
Dominican Republic, 6.4%, 6/05/2049 (z)		1,623,000	1,610,016
Emirate of Abu Dhabi, 3.125%, 10/11/2027 (n)		443,000	448,426
Emirate of Abu Dhabi, 4.125%, 10/11/2047 (n)		590,000	617,443
Federal Republic of Nigeria, 0%, 6/06/2019	NGN	1,233,438,000	3,433,491
Federal Republic of Nigeria, 7.625%, 11/21/2025 (n)		$1,927,000	2,017,762
Federal Republic of Nigeria, 6.5%, 11/28/2027 (n)		2,571,000	2,431,832
Federal Republic of Nigeria, 7.143%, 2/23/2030 (n)		1,113,000	1,062,327
Federal Republic of Nigeria, 7.696%, 2/23/2038		1,937,000	1,820,780
Federal Republic of Nigeria, 9.248%, 1/21/2049		1,543,000	1,593,148
Government of Jamaica, 8%, 3/15/2039		3,394,000	4,089,804
Government of Jamaica, 7.875%, 7/28/2045		432,000	519,484
Government of Romania, 2%, 12/08/2026 (n)	EUR	2,000,000	2,268,047
Government of Romania, 4.625%, 4/03/2049 (n)		2,407,000	2,908,992
Government of Ukraine, 7.75%, 9/01/2024 (n)		$2,600,000	2,490,571
Government of Ukraine, 7.75%, 9/01/2024		2,000,000	1,915,824
Government of Ukraine, 7.75%, 9/01/2025 (n)		2,600,000	2,463,666
Government of Ukraine, 7.75%, 9/01/2025		5,925,000	5,614,317
Government of Ukraine, 7.75%, 9/01/2026		3,434,000	3,227,960
Government of Ukraine, 7.75%, 9/01/2027		1,819,000	1,694,460
Government of Ukraine, 0%, 5/31/2040		2,600,000	1,628,682
Islamic Republic of Pakistan, 6.875%, 12/05/2027		1,663,000	1,611,480
Islamic Republic of Pakistan, 7.875%, 3/31/2036		3,434,000	3,323,082
Ivory Coast, 5.75%, 12/31/2032		3,640,815	3,343,739
Kingdom of Morocco, 5.5%, 12/11/2042		1,094,000	1,188,944
Kingdom of Saudi Arabia, 4.375%, 4/16/2029 (n)		2,632,000	2,776,892
Kingdom of Saudi Arabia, 4.5%, 4/17/2030		3,255,000	3,462,506
Oriental Republic of Uruguay, 4.375%, 1/23/2031		1,415,000	1,482,213
Oriental Republic of Uruguay, 4.125%, 11/20/2045		1,312,000	1,279,200
Oriental Republic of Uruguay, 4.975%, 4/20/2055		3,778,000	3,981,105
Republic of Angola, 8.25%, 5/09/2028 (n)		4,896,000	4,924,808
Republic of Argentina, 0%, 6/28/2019	ARS	64,613,000	1,716,015
Republic of Argentina, 4.625%, 1/11/2023		$3,788,000	2,803,120
Republic of Argentina, 7.5%, 4/22/2026		2,928,000	2,191,608
Republic of Argentina, 3.75%, 12/31/2038		17,998,000	9,674,105
Republic of Azerbaijan, 3.5%, 9/01/2032		3,490,000	3,155,518
Republic of Belarus, 7.625%, 6/29/2027		609,000	658,938
Republic of Benin, 5.75%, 3/26/2026 (n)	EUR	1,645,000	1,805,919
Republic of Chile, 4.7%, 9/01/2030	CLP	2,235,000,000	3,422,575
Republic of Colombia, 3.875%, 4/25/2027		$1,350,000	1,367,928
Republic of Colombia, 6.125%, 1/18/2041		2,582,000	3,024,193
Republic of Colombia, 5%, 6/15/2045		5,143,000	5,361,577
Republic of Cote d'Ivoire, 5.25%, 3/22/2030 (n)	EUR	2,432,000	2,514,912
Republic of Croatia, 5.5%, 4/04/2023		$6,310,000	6,838,147
Republic of Ecuador, 7.95%, 6/20/2024		5,425,000	5,479,304
Republic of Ecuador, 9.625%, 6/02/2027		2,693,000	2,810,846
Republic of Ecuador, 7.875%, 1/23/2028 (n)		692,000	659,822
Republic of Ecuador, 7.875%, 1/23/2028		7,666,000	7,309,531
Republic of El Salvador, 7.375%, 12/01/2019		3,276,000	3,316,983
Republic of Gabon, 6.95%, 6/16/2025		3,484,000	3,358,855

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of Ghana, 8.125%, 3/26/2032 (n)		$4,739,000	$4,542,900
Republic of Ghana, 8.627%, 6/16/2049		1,544,000	1,433,817
Republic of Guatemala, 4.9%, 6/01/2030 (z)		2,569,000	2,531,737
Republic of Guatemala, 6.125%, 6/01/2050 (z)		1,982,000	1,965,153
Republic of Hungary, 5.75%, 11/22/2023		5,468,000	6,096,820
Republic of Hungary, 5.375%, 3/25/2024		11,712,000	12,958,391
Republic of Indonesia, 4.75%, 1/08/2026 (n)		4,918,000	5,227,382
Republic of Indonesia, 4.35%, 1/08/2027		7,986,000	8,303,108
Republic of Indonesia, 7.5%, 5/15/2038	IDR	52,848,000,000	3,376,292
Republic of Kenya, 6.875%, 6/24/2024		$806,000	822,047
Republic of Kenya, 7%, 5/22/2027 (n)		2,387,000	2,348,393
Republic of Kenya, 8%, 5/22/2032 (z)		2,300,000	2,247,767
Republic of Kenya, 8.25%, 2/28/2048 (n)		1,974,000	1,860,988
Republic of Mongolia, 5.625%, 5/01/2023		1,683,000	1,666,212
Republic of Namibia, 5.25%, 10/29/2025		3,527,000	3,429,232
Republic of Panama, 3.75%, 4/17/2026		1,641,000	1,679,580
Republic of Panama, 3.875%, 3/17/2028		2,654,000	2,778,738
Republic of Panama, 4.5%, 4/16/2050		1,283,000	1,374,658
Republic of Paraguay, 6.1%, 8/11/2044		4,048,000	4,569,220
Republic of Paraguay, 5.6%, 3/13/2048 (n)		1,194,000	1,276,064
Republic of Paraguay, 5.6%, 3/13/2048		4,903,000	5,239,983
Republic of Paraguay, 5.4%, 3/30/2050 (n)		1,369,000	1,432,330
Republic of Philippines, 8%, 7/19/2031	PHP	220,605,000	5,117,681
Republic of Rwanda, 6.625%, 5/02/2023		$1,257,000	1,307,934
Republic of Senegal, 4.75%, 3/13/2028 (n)	EUR	1,883,000	2,013,484
Republic of Senegal, 4.75%, 3/13/2028		1,153,000	1,232,898
Republic of Senegal, 6.25%, 5/23/2033		$2,424,000	2,217,810
Republic of Senegal, 6.75%, 3/13/2048		1,061,000	921,479
Republic of South Africa, 4.875%, 4/14/2026		2,559,000	2,562,506
Republic of South Africa, 4.85%, 9/27/2027		3,468,000	3,405,493
Republic of South Africa, 5.875%, 6/22/2030		4,330,000	4,470,664
Republic of South Africa, 8.25%, 3/31/2032	ZAR	75,251,250	4,741,078
Republic of Sri Lanka, 5.75%, 4/18/2023 (n)		$810,000	787,663
Republic of Sri Lanka, 6.85%, 3/14/2024 (n)		1,955,000	1,949,147
Republic of Sri Lanka, 6.125%, 6/03/2025		9,785,000	9,233,253
Republic of Turkey, 3.25%, 3/23/2023		2,486,000	2,169,035
Republic of Turkey, 7.25%, 12/23/2023		1,967,000	1,932,577
Republic of Turkey, 5.75%, 3/22/2024		4,320,000	4,001,400
Republic of Turkey, 6%, 3/25/2027		9,999,000	8,978,342
Republic of Turkey, 6.875%, 3/17/2036		3,197,000	2,849,646
Russian Federation, 4.75%, 5/27/2026		5,400,000	5,656,500
Russian Federation, 4.25%, 6/23/2027		3,600,000	3,645,065
Russian Federation, 4.375%, 3/21/2029 (n)		7,800,000	7,903,350
Russian Federation, 8.5%, 9/17/2031	RUB	106,526,000	1,720,703
Russian Federation, 5.1%, 3/28/2035 (n)		$3,400,000	3,548,886
Russian Federation, 5.25%, 6/23/2047		2,400,000	2,515,488
Socialist Republic of Vietnam, 4.8%, 11/19/2024		2,602,000	2,734,119
State of Qatar, 4%, 3/14/2029 (n)		6,099,000	6,419,197
State of Qatar, 5.103%, 4/23/2048 (n)		5,813,000	6,655,885
State of Qatar, 4.817%, 3/14/2049 (n)		2,471,000	2,718,100
United Mexican States, 3.75%, 1/11/2028		6,323,000	6,256,608
			$374,483,457
Energy - Independent – 0.1%
Afren PLC, 11.5%, 2/01/2020 (a)(d)(z)		$200,000	$164
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		2,119,000	2,116,101
Ultrapar International S.A., 5.25%, 6/06/2029 (z)		1,922,000	1,910,468
			$4,026,733

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Integrated – 0.0%
Inkia Energy Ltd., 5.875%, 11/09/2027 (n)	$901,000	$902,135
Food & Beverages – 0.2%
Central American Bottling Corp., 5.75%, 1/31/2027 (n)	$800,000	$825,008
Corporacion Lindley S.A., 6.75%, 11/23/2021 (n)	1,145,000	1,210,837
Corporacion Lindley S.A., 6.75%, 11/23/2021	1,010,000	1,068,075
JBS USA Lux S.A./JBS USA Finance, Inc., 6.5%, 4/15/2029 (n)	1,304,000	1,369,200
NBM U.S. Holdings, Inc., 7%, 5/14/2026 (n)	2,114,000	2,183,762
		$6,656,882
Forest & Paper Products – 0.1%
Suzano Austria GmbH, 6%, 1/15/2029 (n)	$1,631,000	$1,739,054
Suzano Austria GmbH, 5%, 1/15/2030 (n)	1,274,000	1,243,742
		$2,982,796
Gaming & Lodging – 0.1%
Sands China Ltd., 5.4%, 8/08/2028	$2,871,000	$3,003,022
Industrial – 0.1%
GOHL Capital Ltd., 4.25%, 1/24/2027	$2,052,000	$2,077,404
International Market Sovereign – 0.1%
Government of Bermuda, 4.75%, 2/15/2029 (n)	$1,582,000	$1,693,531
Local Authorities – 0.3%
Buenos Aires Province, 7.5%, 6/01/2027 (n)	$1,989,000	$1,705,965
Province of Santa Fe, 6.9%, 11/01/2027	2,012,000	1,499,946
Provincia de Cordoba, 7.125%, 6/10/2021	7,306,000	6,100,510
		$9,306,421
Major Banks – 0.1%
Bank of America Corp., 3.124% to 1/20/2022, FLR (LIBOR - 3mo. + 1.16%) to 1/20/2023	$2,175,000	$2,191,237
UBS Group Funding (Switzerland) AG, 3.491%, 5/23/2023 (n)	829,000	839,032
		$3,030,269
Medical & Health Technology & Services – 0.1%
Montefiore Obligated Group, 5.246%, 11/01/2048	$3,192,000	$3,708,509
Metals & Mining – 0.1%
First Quantum Minerals Ltd., 7.25%, 4/01/2023	$683,000	$623,238
First Quantum Minerals Ltd., 6.5%, 3/01/2024	1,072,000	940,144
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022 (n)	682,000	653,015
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022	2,699,000	2,584,292
		$4,800,689
Mortgage-Backed – 11.3%
Fannie Mae, 4.5%, 6/01/2019 - 8/01/2046	$25,985,394	$27,733,728
Fannie Mae, 5.5%, 7/01/2019 - 4/01/2040	6,197,520	6,816,442
Fannie Mae, 4.785%, 8/01/2019	38,867	38,903
Fannie Mae, 5.05%, 8/01/2019	21,378	21,409
Fannie Mae, 4.6%, 9/01/2019	116,679	116,454
Fannie Mae, 5%, 9/01/2019 - 3/01/2042	6,578,687	7,076,927
Fannie Mae, 4.14%, 8/01/2020	37,798	38,545
Fannie Mae, 5.19%, 9/01/2020	81,031	82,475
Fannie Mae, 3.416%, 10/01/2020	258,782	262,390
Fannie Mae, 4.58%, 1/01/2021	284,142	287,966
Fannie Mae, 3.99%, 7/01/2021	359,327	372,480
Fannie Mae, 6%, 7/01/2021 - 6/01/2038	330,670	367,985

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, 2.152%, 1/25/2023	$1,298,000	$1,289,735
Fannie Mae, 2.41%, 5/01/2023	223,908	226,569
Fannie Mae, 2.55%, 5/01/2023	193,100	196,368
Fannie Mae, 2.62%, 5/01/2023	265,400	270,561
Fannie Mae, 3.65%, 9/01/2023	783,216	823,698
Fannie Mae, 3.78%, 10/01/2023	460,129	489,604
Fannie Mae, 3.92%, 10/01/2023	987,000	1,059,370
Fannie Mae, 3.5%, 5/25/2025 - 8/01/2047	60,600,889	62,200,173
Fannie Mae, 2.7%, 7/01/2025	680,000	694,373
Fannie Mae, 3.59%, 9/01/2026	361,598	388,174
Fannie Mae, 2.672%, 12/25/2026	3,827,000	3,814,873
Fannie Mae, 3.043%, 3/25/2028	2,027,000	2,084,937
Fannie Mae, 4%, 3/25/2028 - 9/01/2047	43,674,301	45,420,632
Fannie Mae, 4.01%, 1/01/2029	689,239	754,653
Fannie Mae, 4.96%, 6/01/2030	1,087,795	1,247,183
Fannie Mae, 3%, 12/01/2031 - 11/01/2046	25,269,723	25,579,785
Fannie Mae, 6.5%, 1/01/2033 - 10/01/2037	98,681	111,832
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	3,007,675	2,958,707
Fannie Mae, TBA, 2.5%, 6/01/2034	1,375,000	1,375,456
Fannie Mae, TBA, 3%, 6/01/2034 - 7/01/2034	7,900,000	8,011,601
Fannie Mae, TBA, 3.5%, 6/01/2034	4,475,000	4,596,718
Fannie Mae, TBA, 4%, 6/01/2049	7,250,000	7,482,227
Freddie Mac, 2.456%, 8/25/2019	112,504	112,246
Freddie Mac, 4.186%, 8/25/2019	774,845	774,122
Freddie Mac, 4.251%, 1/25/2020	392,929	394,427
Freddie Mac, 4.224%, 3/25/2020	306,949	309,639
Freddie Mac, 5%, 5/01/2020 - 6/01/2040	715,400	778,141
Freddie Mac, 3.808%, 8/25/2020	796,972	806,055
Freddie Mac, 3.034%, 10/25/2020	497,094	499,343
Freddie Mac, 2.856%, 1/25/2021	2,499	2,513
Freddie Mac, 6%, 5/01/2021 - 10/01/2038	386,084	433,319
Freddie Mac, 2.51%, 11/25/2022	2,731,000	2,756,084
Freddie Mac, 2.637%, 1/25/2023	1,000,000	1,013,452
Freddie Mac, 3.32%, 2/25/2023	1,277,000	1,324,438
Freddie Mac, 3.25%, 4/25/2023	1,700,000	1,757,094
Freddie Mac, 3.3%, 4/25/2023 - 10/25/2026	4,285,940	4,474,039
Freddie Mac, 3.06%, 7/25/2023	886,000	911,367
Freddie Mac, 3.458%, 8/25/2023	675,000	704,947
Freddie Mac, 0.881%, 4/25/2024 (i)	21,218,067	733,980
Freddie Mac, 0.608%, 7/25/2024 (i)	24,662,978	650,461
Freddie Mac, 3.303%, 7/25/2024	5,037,000	5,254,883
Freddie Mac, 3.064%, 8/25/2024	2,626,852	2,707,532
Freddie Mac, 4.5%, 9/01/2024 - 5/01/2042	2,530,754	2,706,687
Freddie Mac, 2.67%, 12/25/2024	2,555,000	2,594,888
Freddie Mac, 2.811%, 1/25/2025	2,125,000	2,169,612
Freddie Mac, 3.023%, 1/25/2025	1,000,000	1,032,132
Freddie Mac, 3.329%, 5/25/2025	5,166,000	5,414,337
Freddie Mac, 3.284%, 6/25/2025	5,000,000	5,228,926
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	2,752,602	2,863,243
Freddie Mac, 3.01%, 7/25/2025	1,775,000	1,829,737
Freddie Mac, 2.745%, 1/25/2026	3,263,000	3,322,782
Freddie Mac, 2.673%, 3/25/2026	2,368,000	2,398,411
Freddie Mac, 3.224%, 3/25/2027	3,227,000	3,369,420
Freddie Mac, 3.243%, 4/25/2027	3,546,000	3,708,912
Freddie Mac, 0.578%, 7/25/2027 (i)	45,726,066	1,909,777
Freddie Mac, 0.436%, 8/25/2027 (i)	35,071,638	1,114,215
Freddie Mac, 0.291%, 1/25/2028 (i)	64,164,343	1,588,035
Freddie Mac, 0.303%, 1/25/2028 (i)	26,448,646	670,150
Freddie Mac, 0.134%, 2/25/2028 (i)	79,139,853	1,037,389

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 2.5%, 3/15/2028	$363,389	$365,458
Freddie Mac, 0.119%, 4/25/2028 (i)	50,758,181	623,295
Freddie Mac, 3%, 6/15/2028 - 3/01/2047	29,086,899	29,393,961
Freddie Mac, 3.5%, 6/15/2028 - 8/25/2058	31,330,979	32,194,891
Freddie Mac, 5.5%, 6/01/2030 - 6/01/2041	692,114	759,685
Freddie Mac, 6.5%, 5/01/2037	13,620	15,364
Ginnie Mae, 2.5%, 7/20/2032 - 6/20/2042	1,045,000	1,011,866
Ginnie Mae, 5.5%, 5/15/2033 - 1/20/2042	293,045	322,932
Ginnie Mae, 4.5%, 7/20/2033 - 9/20/2041	4,689,884	4,978,920
Ginnie Mae, 4%, 10/15/2039 - 5/20/2049	12,105,551	12,533,808
Ginnie Mae, 3.5%, 12/15/2041 - 4/20/2047	8,271,721	8,527,888
Ginnie Mae, 3%, 11/20/2047 - 10/20/2048	17,286,439	17,548,028
Ginnie Mae, 5.87%, 4/20/2058	1,545	1,735
Ginnie Mae, 0.66%, 2/16/2059 (i)	3,093,968	186,479
Ginnie Mae, TBA, 4%, 6/01/2049 - 7/01/2049	12,525,000	12,953,470
		$405,067,448
Municipals – 0.3%
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, AGM, 0%, 2/15/2023	$6,363,000	$5,741,080
Philadelphia, PA, School District, “A”, AGM, 5.995%, 9/01/2030	1,210,000	1,492,620
State of California (Build America Bonds), 7.6%, 11/01/2040	2,320,000	3,703,671
University of California Rev. (Build America Bonds), 5.77%, 5/15/2043	60,000	80,099
		$11,017,470
Natural Gas - Distribution – 0.2%
GNL Quintero S.A., 4.634%, 7/31/2029 (n)	$4,778,000	$4,969,120
Infraestructura Energética Nova S.A.B. de C.V, 4.875%, 1/14/2048 (n)	4,200,000	3,580,500
		$8,549,620
Natural Gas - Pipeline – 0.2%
Peru LNG, 5.375%, 3/22/2030 (n)	$3,644,000	$3,864,462
Peru LNG, 5.375%, 3/22/2030	1,542,000	1,635,291
		$5,499,753
Network & Telecom – 0.3%
C&W Senior Financing Designated Activity, 7.5%, 10/15/2026 (n)	$1,212,000	$1,242,300
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/2026	5,020,000	5,068,839
Telefónica Celular del Paraguay S.A., 5.875%, 4/15/2027 (n)	1,846,000	1,899,072
WTT Investment Ltd., 5.5%, 11/21/2022 (n)	3,800,000	3,909,510
		$12,119,721
Oil Services – 0.0%
Shelf Drill Holdings Ltd., 8.25%, 2/15/2025 (n)	$624,000	$577,200
Oils – 0.0%
Thaioil Treasury Center Co. Ltd., 5.375%, 11/20/2048 (n)	$543,000	$640,951
Other Banks & Diversified Financials – 0.4%
Bangkok Bank (Hong Kong), 4.05%, 3/19/2024 (n)	$4,000,000	$4,179,093
Banque Federative du Credit Mutuel S.A., 2.5%, 4/13/2021 (n)	1,152,000	1,148,672
ING Groep N.V., 3.15%, 3/29/2022	1,585,000	1,604,459
Kazkommertsbank JSC, 5.5%, 12/21/2022	5,860,998	5,864,046
		$12,796,270
Pollution Control – 0.0%
Aegea Finance S.à r.l., 5.75%, 10/10/2024 (n)	$1,617,000	$1,608,915

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Restaurants – 0.1%
Starbucks Corp., 3.8%, 8/15/2025	$2,396,000	$2,507,115
Retailers – 0.1%
S.A.C.I. Falabella, 3.75%, 4/30/2023	$1,764,000	$1,770,480
Supermarkets – 0.1%
Eurotorg LLC Via Bonitron DAC, 8.75%, 10/30/2022 (n)	$1,028,000	$1,070,662
Eurotorg LLC Via Bonitron DAC, 8.75%, 10/30/2022	1,552,000	1,616,408
		$2,687,070
Supranational – 0.0%
Inter-American Development Bank, 4.375%, 1/24/2044	$511,000	$654,250
Tobacco – 0.0%
B.A.T Capital Corp., 2.764%, 8/15/2022	$1,508,000	$1,495,584
Transportation - Services – 0.2%
Aeropuertos Dominicanos Siglo XXI S.A., 6.75%, 3/30/2029	$1,200,000	$1,249,500
Delhi International Airport Ltd., 6.45%, 6/04/2029 (z)	1,600,000	1,626,000
Rumo Luxembourg S.à r.l., 7.375%, 2/09/2024	2,508,000	2,689,830
Rumo Luxembourg S.à r.l., 5.875%, 1/18/2025 (n)	1,231,000	1,267,191
Rumo Luxembourg S.à r.l., “A”, 7.375%, 2/09/2024 (n)	632,000	677,820
Topaz Marine S.A., 9.125%, 7/26/2022	670,000	676,901
		$8,187,242
U.S. Government Agencies and Equivalents – 1.0%
AID-Tunisia, 2.452%, 7/24/2021	$728,000	$728,900
AID-Ukraine, 1.847%, 5/29/2020	8,820,000	8,798,382
Fannie Mae, 1.75%, 11/26/2019	4,750,000	4,735,764
Fannie Mae, 1.625%, 1/21/2020	7,500,000	7,467,499
Freddie Mac, 1.5%, 10/21/2019	9,000,000	8,968,470
Hashemite Kingdom of Jordan, 1.945%, 6/23/2019	987,000	986,761
Hashemite Kingdom of Jordan, 2.503%, 10/30/2020	1,108,000	1,113,167
Private Export Funding Corp., 2.25%, 3/15/2020	419,000	418,593
Private Export Funding Corp., 2.3%, 9/15/2020	2,000,000	2,005,954
Small Business Administration, 6.34%, 5/01/2021	8,909	9,080
Small Business Administration, 6.07%, 3/01/2022	10,622	10,901
Small Business Administration, 5.16%, 2/01/2028	52,352	55,487
Small Business Administration, 2.21%, 2/01/2033	228,412	224,872
Small Business Administration, 2.22%, 3/01/2033	402,038	396,394
Small Business Administration, 3.15%, 7/01/2033	475,808	487,733
Small Business Administration, 3.16%, 8/01/2033	529,738	543,296
Small Business Administration, 3.62%, 9/01/2033	449,974	472,329
		$37,423,582
U.S. Treasury Obligations – 6.9%
U.S. Treasury Bonds, 6.375%, 8/15/2027	$106,000	$140,057
U.S. Treasury Bonds, 5.25%, 2/15/2029	2,965,000	3,768,098
U.S. Treasury Bonds, 4.375%, 2/15/2038	1,349,000	1,761,868
U.S. Treasury Bonds, 4.5%, 8/15/2039	401,000	535,492
U.S. Treasury Bonds, 3.125%, 2/15/2043	9,137,900	10,083,815
U.S. Treasury Bonds, 2.875%, 5/15/2043	17,378,300	18,389,771
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	33,851,000	33,382,904
U.S. Treasury Bonds, 2.875%, 11/15/2046	11,828,000	12,529,825
U.S. Treasury Notes, 3.125%, 5/15/2021	3,748,000	3,829,841
U.S. Treasury Notes, 1.75%, 11/30/2021	75,932,000	75,608,696
U.S. Treasury Notes, 1.75%, 5/15/2022	3,949,000	3,930,952
U.S. Treasury Notes, 2.5%, 8/15/2023	29,025,000	29,688,267

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 2.75%, 2/15/2024	$7,855,000	$8,139,744
U.S. Treasury Notes, 2.5%, 5/15/2024	4,680,000	4,801,022
U.S. Treasury Notes, 2.875%, 7/31/2025	1,948,000	2,046,085
U.S. Treasury Notes, 2.625%, 12/31/2025	13,800,000	14,311,031
U.S. Treasury Notes, 2%, 11/15/2026	15,400,000	15,344,055
U.S. Treasury Notes, 2.25%, 8/15/2027	8,936,000	9,042,464
		$247,333,987
Utilities - Electric Power – 1.0%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (z)	$2,469,000	$2,464,062
Azure Power Energy Ltd., 5.5%, 11/03/2022 (n)	3,114,000	3,054,523
Cerro del Aguila S.A., 4.125%, 8/16/2027 (n)	1,409,000	1,412,945
China Southern Power Grid International Finance Co. Ltd., 3.5%, 5/08/2027	998,000	1,010,734
Consorcio Transmantaro S.A., 4.7%, 4/16/2034 (n)	636,000	653,496
Enel Finance International N.V., 2.875%, 5/25/2022 (n)	2,073,000	2,049,454
Energuate Trust, 5.875%, 5/03/2027 (n)	762,000	762,960
Energuate Trust, 5.875%, 5/03/2027	824,000	825,038
Engie Energia Chile S.A., 5.625%, 1/15/2021	2,177,000	2,258,419
Engie Energia Chile S.A., 4.5%, 1/29/2025 (n)	2,824,000	2,916,830
Genneia S.A., 8.75%, 1/20/2022 (n)	1,250,000	1,070,325
Greenko Dutch B.V., 5.25%, 7/24/2024 (n)	5,849,000	5,591,644
LLPL Capital Pte. Ltd., 6.875%, 2/04/2039 (n)	1,160,000	1,260,129
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	1,536,000	1,526,400
Transelec S.A., 4.25%, 1/14/2025 (n)	2,631,000	2,686,935
Transelec S.A., 4.25%, 1/14/2025	1,953,000	1,994,521
Transelec S.A., 3.875%, 1/12/2029 (n)	3,854,000	3,784,628
Virginia Electric & Power Co., 3.5%, 3/15/2027	813,000	845,413
		$36,168,456
Utilities - Gas – 0.0%
Gas Natural de Lima y Callao S.A., 4.375%, 4/01/2023	$1,259,000	$1,287,655
Total Bonds		$1,436,855,843
Common Stocks – 39.9%
Airlines – 0.5%
Aena S.A.	22,026	$4,050,859
Air Canada (a)	470,796	13,898,165
		$17,949,024
Alcoholic Beverages – 0.1%
Molson Coors Brewing Co.	73,845	$4,059,998
Automotive – 0.3%
Magna International, Inc.	248,181	$10,629,771
Biotechnology – 0.1%
Biogen, Inc. (a)	22,945	$5,031,609
Broadcasting – 0.2%
Publicis Groupe	104,858	$5,728,249
Brokerage & Asset Managers – 0.1%
ASX Ltd.	34,995	$1,833,861

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – 1.3%
DXC Technology Co.	151,820	$7,217,523
Equinix, Inc., REIT	77,905	37,845,470
		$45,062,993
Computer Software – 0.1%
Adobe Systems, Inc. (a)	19,866	$5,381,699
Computer Software - Systems – 0.2%
Hitachi Ltd.	189,600	$6,388,218
Construction – 3.7%
American Homes 4 Rent, “A”, REIT	1,283,255	$31,324,255
AvalonBay Communities, Inc., REIT	228,068	46,300,085
ICA Tenedora S.A. de C.V. (a)	560,019	996,631
Mid-America Apartment Communities, Inc., REIT	396,571	45,280,477
Persimmon PLC	116,575	2,898,963
Toll Brothers, Inc.	221,534	7,702,737
		$134,503,148
Consumer Products – 0.6%
Kimberly-Clark Corp.	164,013	$20,975,623
Electrical Equipment – 0.5%
Schneider Electric S.A.	228,437	$18,017,889
Electronics – 0.7%
Samsung Electronics Co. Ltd.	123,229	$4,374,314
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	571,265	21,908,013
		$26,282,327
Energy - Independent – 0.4%
Frontera Energy Corp.	72,682	$726,428
Marathon Petroleum Corp.	129,808	5,969,870
Phillips 66	90,103	7,280,322
		$13,976,620
Energy - Integrated – 1.2%
BP PLC	803,113	$5,446,795
China Petroleum & Chemical Corp.	11,428,000	7,598,078
Eni S.p.A.	683,065	10,304,688
Exxon Mobil Corp.	76,551	5,417,514
Galp Energia SGPS S.A.	395,331	5,936,251
LUKOIL PJSC, ADR	82,567	6,624,300
		$41,327,626
Food & Beverages – 0.8%
General Mills, Inc.	95,079	$4,700,706
J.M. Smucker Co.	58,225	7,077,831
Mowi A.S.A.	167,130	3,876,663
Nestle S.A.	60,120	5,970,965
Tyson Foods, Inc., “A”	101,612	7,711,334
		$29,337,499
Food & Drug Stores – 0.3%
Wesfarmers Ltd.	367,298	$9,415,567

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 1.2%
AXA	262,715	$6,462,250
MetLife, Inc.	176,019	8,133,838
Prudential Financial, Inc.	66,957	6,185,488
Samsung Fire & Marine Insurance Co. Ltd.	9,245	2,103,783
Zurich Insurance Group AG	62,880	20,373,530
		$43,258,889
Machinery & Tools – 0.3%
Eaton Corp. PLC	144,382	$10,755,015
Major Banks – 0.6%
ABSA Group Ltd.	378,528	$4,391,743
China Construction Bank	14,184,000	11,192,006
National Australia Bank Ltd.	91,780	1,683,374
Royal Bank of Canada	72,166	5,423,275
		$22,690,398
Medical & Health Technology & Services – 0.4%
HCA Healthcare, Inc.	102,568	$12,406,625
McKesson Corp.	11,040	1,348,426
		$13,755,051
Metals & Mining – 0.1%
POSCO	9,405	$1,867,844
Rio Tinto PLC	60,662	3,484,992
		$5,352,836
Natural Gas - Distribution – 0.2%
ENGIE S.A. (l)	389,017	$5,424,165
Network & Telecom – 0.2%
Cisco Systems, Inc.	158,911	$8,268,139
Other Banks & Diversified Financials – 0.5%
Citigroup, Inc.	197,004	$12,243,798
DBS Group Holdings Ltd.	134,400	2,376,484
Komercni Banka A.S.	22,598	852,943
ORIX Corp.	159,700	2,248,868
Sberbank of Russia, ADR	114,217	1,637,691
		$19,359,784
Pharmaceuticals – 2.5%
Bayer AG	139,774	$8,247,765
Bristol-Myers Squibb Co.	267,654	12,143,462
Eli Lilly & Co.	57,622	6,680,695
Novartis AG	283,839	24,408,028
Pfizer, Inc.	283,383	11,766,062
Roche Holding AG	95,756	25,128,410
		$88,374,422
Real Estate – 18.3%
Alexandria Real Estate Equities, Inc., REIT	320,141	$46,871,844
Boardwalk, REIT	692,001	20,827,612
Boston Properties, Inc., REIT	186,067	24,343,146
Brixmor Property Group, Inc., REIT	1,873,097	32,123,614
CK Asset Holdings Ltd.	411,500	2,969,326
Daiwa House Industry Co. Ltd.	53,000	1,584,075
Equity Lifestyle Properties, Inc., REIT	306,205	37,252,900
Farmland Partners, Inc., REIT	389,459	2,410,751

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Industrial Logistics Properties Trust, REIT	621,483	$11,721,169
Medical Properties Trust, Inc., REIT	2,696,774	47,948,642
Prologis, Inc., REIT	590,668	43,514,512
Public Storage, Inc., REIT	301,238	71,658,495
Rexford Industrial Realty, Inc., REIT	453,069	17,126,008
RPT Realty, REIT	1,867,624	22,728,984
Simon Property Group, Inc., REIT	297,186	48,170,879
STAG Industrial, Inc., REIT	848,918	24,771,427
STORE Capital Corp., REIT	1,291,937	44,210,084
Sun Communities, Inc., REIT	279,697	35,317,340
Urban Edge Properties, REIT	1,773,598	30,594,565
VICI Properties, Inc., REIT	965,665	21,418,450
W.P. Carey, Inc., REIT	269,274	22,352,435
Welltower, Inc., REIT	586,079	47,601,336
		$657,517,594
Restaurants – 0.5%
Greggs PLC	213,479	$5,867,426
Starbucks Corp.	137,792	10,480,460
		$16,347,886
Specialty Chemicals – 0.2%
PTT Global Chemical PLC	4,416,000	$8,476,878
Telecommunications - Wireless – 1.4%
American Tower Corp., REIT	93,805	$19,583,670
KDDI Corp.	620,600	15,940,128
SK Telecom Co. Ltd.	17,651	3,705,376
Vodafone Group PLC	6,069,623	9,904,397
		$49,133,571
Telephone Services – 0.2%
TELUS Corp.	176,202	$6,507,846
TELUS Corp.	61,962	2,285,778
		$8,793,624
Tobacco – 1.1%
Imperial Brands PLC	240,826	$5,835,592
Japan Tobacco, Inc.	700,900	16,075,514
Philip Morris International, Inc.	219,371	16,920,085
		$38,831,191
Utilities - Electric Power – 1.1%
E.ON AG	285,858	$2,985,568
Exelon Corp.	358,602	17,241,584
SSE PLC	1,037,881	14,190,938
Xcel Energy, Inc.	104,215	5,975,688
		$40,393,778
Total Common Stocks		$1,432,634,942
Convertible Preferred Stocks – 0.2%
Medical Equipment – 0.0%
Danaher Corp., 4.75%	857	$902,369

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Convertible Preferred Stocks – continued
Utilities - Electric Power – 0.2%
CenterPoint Energy, Inc., 7%	67,302	$3,365,100
NextEra Energy, Inc., 6.123%	27,684	1,742,985
		$5,108,085
Total Convertible Preferred Stocks		$6,010,454
Investment Companies (h) – 18.6%
Bond Funds – 16.8%
MFS High Yield Pooled Portfolio (v)	66,844,183	$602,934,534
Money Market Funds – 1.8%
MFS Institutional Money Market Portfolio, 2.46% (v)	65,359,600	$65,359,600
Total Investment Companies		$668,294,134
Collateral for Securities Loaned – 0.2%
JPMorgan U.S. Government Money Market Fund, 2.31% (j)	5,039,600	$5,039,600

Other Assets, Less Liabilities – 1.1%		40,910,426
Net Assets – 100.0%		$3,589,745,399
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $668,294,134 and $2,880,540,839, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $291,368,744, representing 8.1% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024	5/30/19	$2,469,000	$2,464,062
Afren PLC, 11.5%, 2/01/2020	11/20/15	194,048	164
ALM Loan Funding, 2015-12A, “A1R2”, FLR , 3.491% (LIBOR - 3mo. + 0.89%), 4/16/2027	5/03/19	1,782,703	1,781,812
Delhi International Airport Ltd., 6.45%, 6/04/2029	5/28/19	1,600,000	1,626,000
Dominican Republic, 6.4%, 6/05/2049	5/29/19	1,603,378	1,610,016
Republic of Guatemala, 4.9%, 6/01/2030	5/23/19	2,524,256	2,531,737
Republic of Guatemala, 6.125%, 6/01/2050	5/23/19	1,948,624	1,965,153
Republic of Kenya, 8%, 5/22/2032	5/15/19	2,300,000	2,247,767
Ultrapar International S.A., 5.25%, 6/06/2029	5/30/19	1,922,000	1,910,468
Total Restricted Securities			$16,137,179
% of Net assets			0.4%
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

Portfolio of Investments (unaudited) – continued
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
TBA	To Be Announced
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
ARS	Argentine Peso
BRL	Brazilian Real
CLP	Chilean Peso
EUR	Euro
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
RUB	Russian Ruble
ZAR	South African Rand
Derivative Contracts at 5/31/19
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
BRL	14,462,000	USD	3,669,907	Barclays Bank PLC	6/04/2019	$15,666
BRL	6,807,000	USD	1,705,079	JPMorgan Chase Bank N.A.	6/04/2019	29,652
INR	20,545,000	USD	293,479	JPMorgan Chase Bank N.A.	6/12/2019	1,066
INR	121,081,000	USD	1,729,974	JPMorgan Chase Bank N.A.	6/24/2019	3,583
JPY	910,000,000	USD	8,383,620	State Street Bank Corp.	6/04/2019	13,926
JPY	900,000,000	USD	8,231,958	State Street Bank Corp.	6/10/2019	77,078
PHP	85,858,945	USD	1,632,610	JPMorgan Chase Bank N.A.	7/10/2019	8,860
RUB	111,446,000	USD	1,694,738	JPMorgan Chase Bank N.A.	6/03/2019	9,166
ZAR	47,995,826	USD	3,278,179	JPMorgan Chase Bank N.A.	7/12/2019	921
USD	1,855,700	CLP	1,295,278,600	Barclays Bank PLC	6/24/2019	30,753
USD	1,516,167	CLP	1,061,772,000	JPMorgan Chase Bank N.A.	6/24/2019	20,213
USD	13,493,146	EUR	11,884,865	Merrill Lynch International	7/12/2019	171,878
USD	4,659,542	MXN	89,786,000	Goldman Sachs International	7/12/2019	109,357
USD	146,804	MXN	2,803,556	JPMorgan Chase Bank N.A.	7/12/2019	4,725
USD	3,348,007	PEN	11,256,000	JPMorgan Chase Bank N.A.	7/05/2019	25,198
USD	3,440,644	RUB	223,287,106	JPMorgan Chase Bank N.A.	6/03/2019	26,794
USD	1,729,866	RUB	113,401,106	JPMorgan Chase Bank N.A.	6/28/2019	2,245
USD	4,944,302	ZAR	71,716,773	BNP Paribas S.A.	7/12/2019	44,574
USD	3,466,944	ZAR	49,943,000	Goldman Sachs International	7/12/2019	54,812
USD	5,397,005	ZAR	76,537,620	JPMorgan Chase Bank N.A.	7/12/2019	167,913
						$818,380
Liability Derivatives
BRL	7,655,994	USD	1,966,100	JPMorgan Chase Bank N.A.	6/04/2019	$(15,007)
EUR	1,743,473	USD	1,963,324	UBS AG	7/12/2019	(9,134)
INR	118,474,000	USD	1,704,417	JPMorgan Chase Bank N.A.	6/12/2019	(5,903)
MXN	93,058,644	USD	4,791,711	Citibank N.A.	7/12/2019	(75,674)
PEN	11,256,000	USD	3,400,340	JPMorgan Chase Bank N.A.	7/05/2019	(77,530)
PHP	91,597,000	USD	1,758,437	JPMorgan Chase Bank N.A.	7/10/2019	(7,267)
RUB	223,149,106	USD	3,451,535	JPMorgan Chase Bank N.A.	6/03/2019	(39,795)
ZAR	30,872,845	USD	2,120,286	Barclays Bank PLC	7/12/2019	(11,036)
ZAR	49,327,000	USD	3,411,541	Deutsche Bank AG	7/12/2019	(41,494)
USD	3,628,360	BRL	14,462,000	Barclays Bank PLC	6/04/2019	(57,211)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
USD	3,670,158	BRL	14,462,993	JPMorgan Chase Bank N.A.	6/04/2019	$(15,667)
USD	3,508,826	IDR	51,155,181,200	JPMorgan Chase Bank N.A.	6/28/2019	(63,903)
USD	3,288,977	INR	233,320,000	JPMorgan Chase Bank N.A.	6/12/2019	(56,038)
USD	8,077,421	JPY	900,000,000	JPMorgan Chase Bank N.A.	6/10/2019	(231,616)
USD	32,988,664	JPY	3,630,000,000	JPMorgan Chase Bank N.A.	7/10/2019	(609,730)
USD	8,402,896	JPY	910,000,000	State Street Bank Corp.	7/02/2019	(14,419)
USD	24,825,889	JPY	2,710,000,000	State Street Bank Corp.	7/03/2019	(243,232)
USD	8,469,924	PHP	446,134,936	JPMorgan Chase Bank N.A.	7/10/2019	(59,377)
USD	1,695,347	RUB	111,308,000	JPMorgan Chase Bank N.A.	6/03/2019	(6,448)
						$(1,640,481)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Long	USD	179	$22,688,250	September – 2019	$75,956
U.S. Treasury Note 2 yr	Long	USD	146	31,342,094	September – 2019	75,906
U.S. Treasury Note 5 yr	Long	USD	38	4,459,953	September – 2019	16,491
						$168,353
At May 31, 2019, the fund had cash collateral of $334,000 and other liquid securities with an aggregate value of $235,695 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
The investments of the fund and the MFS High Yield Pooled Portfolio are valued as described below.
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of May 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,047,557,124	$—	$—	$1,047,557,124
Switzerland	24,408,028	51,472,906	—	75,880,934
Canada	60,298,874	—	—	60,298,874
United Kingdom	8,766,390	38,862,714	—	47,629,104
Japan	—	42,236,802	—	42,236,802
France	5,728,249	29,904,304	—	35,632,553
Taiwan	21,908,013	—	—	21,908,013
China	—	18,790,085	—	18,790,085
Australia	—	12,932,802	—	12,932,802
Other Countries	24,834,948	50,944,157	—	75,779,105
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	284,757,568	—	284,757,568
Non-U.S. Sovereign Debt	—	525,311,723	—	525,311,723
Municipal Bonds	—	11,017,470	—	11,017,470
U.S. Corporate Bonds	—	13,729,844	—	13,729,844
Residential Mortgage-Backed Securities	—	405,067,448	—	405,067,448
Commercial Mortgage-Backed Securities	—	20,220,328	—	20,220,328
Asset-Backed Securities (including CDOs)	—	25,894,716	—	25,894,716
Foreign Bonds	—	150,856,746	—	150,856,746
Mutual Funds	673,333,734	—	—	673,333,734
Total	$1,866,835,360	$1,681,999,613	$—	$3,548,834,973
Other Financial Instruments
Futures Contracts - Assets	$168,353	$—	$—	$168,353
Forward Foreign Currency Exchange Contracts - Assets	—	818,380	—	818,380
Forward Foreign Currency Exchange Contracts - Liabilities	—	(1,640,481)	—	(1,640,481)
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the MFS High Yield Pooled Portfolio's shareholder report for further information regarding the levels used in valuing its assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS High Yield Pooled Portfolio	$588,508,593	$19,240,463	$4,070,012	$(140,500)	$(604,010)	$602,934,534
MFS Institutional Money Market Portfolio	58,220,415	195,185,024	188,045,630	(1,895)	1,686	65,359,600
	$646,729,008	$214,425,487	$192,115,642	$(142,395)	$(602,324)	$668,294,134
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS High Yield Pooled Portfolio	$8,650,787	$—
MFS Institutional Money Market Portfolio	462,970	—
	$9,113,757	$—

Supplemental Information (unaudited) – continued
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2019, are as follows:
United States	67.3%
Canada	2.3%
Switzerland	2.3%
United Kingdom	1.7%
France	1.2%
Japan	1.2%
Chile	1.2%
India	1.1%
Russia	1.0%
Other Countries	20.7%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.